BORROWINGS - Non-recourse borrowings (Details) € in Millions, ¥ in Millions, R$ in Millions, $ in Millions, $ in Millions, ₨ in Billions, $ in Billions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 INR (₨)
Q1 2022, Financing, Maturing In 2032, 8.66% Interest
Disclosure of detailed information about borrowings [line items]
Average Interest rate	8.66%	8.66%	8.66%	8.66%	8.66%	8.66%	8.66%
Carrying value	$ 53			$ 200
Q1 2022, Financing, Maturing In 2029-2037
Disclosure of detailed information about borrowings [line items]
Carrying value	95			356
Q1 2022, Financing, Maturing In 2032
Disclosure of detailed information about borrowings [line items]
Carrying value	53			$ 200
Q1 2022, Financing, Maturing In 2045
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 29				R$ 150
Q1 2022, Financing, Maturing In 2037
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%
Carrying value	$ 132					¥ 835
Q1 2022, Refinancing, Maturing In 2032, 3.62% Interest
Disclosure of detailed information about borrowings [line items]
Average Interest rate	3.62%	3.62%	3.62%	3.62%	3.62%	3.62%	3.62%
Carrying value	$ 170
Q1 2022, Refinancing, Maturing In 2032
Disclosure of detailed information about borrowings [line items]
Carrying value	35
Q2 2022, Financing, Maturing In 2045
Disclosure of detailed information about borrowings [line items]
Carrying value	63				R$ 300
Q2 2022, Financing, Maturing In 2024
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 96				R$ 500
Q2 2022, Refinancing, Maturing In 2039
Disclosure of detailed information about borrowings [line items]
Average Interest rate	3.36%	3.36%	3.36%	3.36%	3.36%	3.36%	3.36%
Carrying value	$ 70		€ 66
Q2 2022, Financing, Maturing In 2025
Disclosure of detailed information about borrowings [line items]
Carrying value	250
Q2 2022, Refinancing, Maturing In 2029
Disclosure of detailed information about borrowings [line items]
Carrying value	500
Q2 2022, Financing, Maturing In 2029
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 144			$ 594
Q2 2022, Financing, Maturing In 2029, 5.23% Interest
Disclosure of detailed information about borrowings [line items]
Average Interest rate	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%
Carrying value	$ 402
Q2 2022, Financing, Maturing In 2039
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
Carrying value	$ 43					¥ 290
Q2 2022, Financing, Maturing In 2032
Disclosure of detailed information about borrowings [line items]
Carrying value	97			$ 400
Q2 2022, Financing, Maturing In 2030, 1
Disclosure of detailed information about borrowings [line items]
Carrying value	24			100
Q2 2022, Financing, Maturing In 2030, 2
Disclosure of detailed information about borrowings [line items]
Carrying value	12			50
Q2 2022, Financing, Maturing In 2034
Disclosure of detailed information about borrowings [line items]
Carrying value	24			100
Q2 2022, Financing, Maturing In 2027
Disclosure of detailed information about borrowings [line items]
Carrying value	53			219
Q2 2022, Refinancing, Maturing In 2030
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 57			$ 237
Q3 2022, Financing, Maturing In 2039, 1
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Carrying value	$ 25					¥ 181
Q3 2022, Financing, Maturing In 2039, 2
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Carrying value	$ 37					¥ 262
Q3 2022, Financing, Maturing In 2040
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Carrying value	$ 15					¥ 107
Q3 2022, Financing, Maturing In 2038
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Carrying value	$ 12					¥ 87
Q3 2022, Financing, Maturing In 2030
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 71			$ 315
Q3 2022, Financing, Maturing In 2032
Disclosure of detailed information about borrowings [line items]
Average Interest rate	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Carrying value	$ 14
Q3 2022, Refinancing, Maturing In 2024
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 12
Q4 2022, Financing, Maturing In 2039, 4.40% Interest
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Carrying value	$ 34					¥ 241
Q4 2022, Financing, Maturing In 2039, 4.60% Interest
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
Carrying value	$ 32					¥ 227
Q4 2022, Financing, Maturing In 2040
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Carrying value	$ 31					¥ 214
Q4 2022, Financing, Maturing In 2032
Disclosure of detailed information about borrowings [line items]
Carrying value	53			$ 252
Q4 2022, Financing, Maturing In 2034
Disclosure of detailed information about borrowings [line items]
Carrying value	200
Q4 2022, US Distributed Generation, Financing, Maturing In 2023
Disclosure of detailed information about borrowings [line items]
Carrying value	75
Q4 2022, US Hydroelectric, Financing, Maturing In 2023
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 100
Q4 2022, Refinancing, Maturing In 2026-2035
Disclosure of detailed information about borrowings [line items]
Average Interest rate	8.65%	8.65%	8.65%	8.65%	8.65%	8.65%	8.65%
Carrying value	$ 62						₨ 5
Q4 2022, Financing, Maturing In 2038
Disclosure of detailed information about borrowings [line items]
Average Interest rate	8.95%	8.95%	8.95%	8.95%	8.95%	8.95%	8.95%
Carrying value	$ 139						₨ 11
Q4 2022, Financing, Maturing In 2029
Disclosure of detailed information about borrowings [line items]
Average Interest rate	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Carrying value	$ 580	$ 786
Q4 2022, Canada Hydroelectric, Financing, Maturing In 2023
Disclosure of detailed information about borrowings [line items]
Carrying value	221	$ 300
Q4 2022, Financing, Maturing In 2046
Disclosure of detailed information about borrowings [line items]
Carrying value	87				R$ 450
Q4 2022, Financing, Maturing In 2037, 1
Disclosure of detailed information about borrowings [line items]
Carrying value	200
Q4 2022, Financing, Maturing In 2037, 2
Disclosure of detailed information about borrowings [line items]
Carrying value	175
Q4 2022, US Hydroelectric, Financing, Maturing In 2029
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 60